EQUITY (Details Narrative)																12 Months Ended
		Dec. 09, 2026 shares	Oct. 07, 2026	Aug. 06, 2026	Jul. 25, 2026	Jul. 02, 2026	Dec. 09, 2025 shares	Sep. 16, 2025 shares	Aug. 25, 2025 HKD ($) $ / shares shares	Dec. 09, 2024 USD ($) shares	Apr. 26, 2024 shares	Jan. 31, 2024 $ / shares shares	Jan. 26, 2024 USD ($) $ / shares shares	Jan. 26, 2024 HKD ($) shares	Apr. 29, 2021 HKD ($) shares	Sep. 30, 2025 USD ($) shares	Sep. 30, 2025 HKD ($) shares	Sep. 30, 2024 HKD ($) shares	Jul. 31, 2026 HKD ($) $ / shares shares	May 31, 2026 $ / shares	Dec. 31, 2025 $ / shares	Sep. 30, 2025 HKD ($) shares	Jun. 20, 2023 $ / shares shares	Feb. 27, 2023 $ / shares shares	Apr. 16, 2021 shares	Mar. 11, 2021 shares
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, par value | (per share)									$ 0.10				$ 4.0
Stock Issued During Period, Shares, New Issues													1,250,000	1,250,000
Proceeds from Issuance Initial Public Offering																		$ 24,299,197
Capital Units, Value | $									$ 7,500,000
Capital Units, Authorized									75,000,000
Shares subscription receivables description | $																						$ 90
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares												$ 4.00
Warrants and Rights Outstanding | $																$ 116,815
Class A Ordinary Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	[1]															2,667	2,667	1,325
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues												62,500
Forecast [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, par value | $ / shares																			$ 0.10
Capital Units, Value | $																			$ 75,000,000
Authorized but unissued shares, description					Capital Reduction becoming effective, each authorized but unissued Class A Ordinary Share of par value of HK$0.10 each be sub-divided into 100,000 authorized but unissued class A ordinary shares (the “New Class A Ordinary Shares”) of par value of HK$0.000001 each and each authorized but unissued Class B Ordinary Share of par value of HK$0.10 each be sub-divided into 100,000 authorized but unissued class B ordinary shares (the “New Class B Ordinary Shares”) of par value of HK$0.000001 each (the “Share Subdivision” and together with the Capital Reduction, the “Capital Reorganization”)
Common Stock, Shares Authorized																			750,000,000
Description of change of authorized share capital after consolidation			HK$75,000,000 divided into 2,500,000,000,000 shares of a nominal or par value of HK$0.00003 each, comprising (a) 2,496,994,400,000 Class A ordinary shares of par value of HK$0.00003 each and (b) 3,005,600,000 Class B ordinary shares of par value of HK$0.00003 each.	HK$75,000,000 divided into 15,000,000,000,000 shares of a nominal or par value of HK$0.000005 each, comprising (a) 14,981,966,400,000 New Class A Ordinary Shares of par value of HK$0.000005 each and (b) 18,033,600,000 New Class B Ordinary Shares of par value of HK$0.000005 each.		HK$75,000,000 divided into 75,000,000,000,000 shares of a nominal or par value of HK$0.000001 each, comprising (a) 74,909,832,000,000 New Class A Ordinary Shares of par value of HK$0.000001 each and (b) 90,168,000,000 New Class B Ordinary Shares of par value of HK$0.000001 each.
Share consolidation, description			On October 7, 2026, the Company effected a share consolidation of the Company’s New Class A Ordinary Shares and New Class B Ordinary Shares at a ratio of one-for-six such that every six New Class A Ordinary Shares of the Company were combined into one New Class A Ordinary Share of the Company and every six New Class B Ordinary Shares of the Company were combined into one New Class B Ordinary Share of the Company.	On August 6, 2026, the Company effected a share consolidation of the Company’s New Class A Ordinary Shares and New Class B Ordinary Shares at a ratio of one-for-five such that every five New Class A Ordinary Shares of the Company were combined into one New Class A Ordinary Share of the Company and every five New Class B Ordinary Shares of the Company were combined into one New Class B Ordinary Share of the Company.
Forecast [Member] | Class A Ordinary Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, par value | $ / shares																			$ 0.10
Common Stock, Shares Authorized																			749,098,320
Forecast [Member] | Class B Ordinary Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Common Stock, Shares Authorized																			901,680
Class A Ordinary Share [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, par value | $ / shares									$ 0.10
Capital Units, Authorized									749,098,320
Class B Ordinary Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, par value | $ / shares									$ 0.10
Capital Units, Authorized									901,680
Class B Ordinary Shares [Member] | Exceptional Engineering Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion of Stock, Shares Converted									842,280
Conversion of consolidated shares									842,280
Class B Ordinary Shares [Member] | DC & Partners Incorporation Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion of Stock, Shares Converted									59,400
Conversion of consolidated shares									59,400
Consolidated Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Capital Units, Value | $									$ 75,000,000
Capital Units, Authorized									750,000,000
Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																				$ 5.50	$ 6.10
Subsequent Event [Member] | Class B Ordinary Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, par value | $ / shares																			$ 0.10
Equity Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Restricted shares granted in an equity incentive plan										600,000
Vested Shares										200,000
Fair value of the restricted shares | $										$ 936,000
Equity Incentive Plan [Member] | Restricted Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Shares, Issued										600,000						200,000						200,000
Equity Incentive Plan [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Vested Shares		200,000					200,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues													1,250,000	1,250,000
Per share price of the ordinary shares issued during IPO | $ / shares													$ 4.00
Gross Proceed Of Initial Public Offering Before Underwriting Discount And Commissions And Offering Expense | $													$ 5,000,000.0
Net Procced Of Initial Public Offering | $														$ 14,713,303
Proceeds from Issuance Initial Public Offering | $														$ 24,299,197
Stock Issued During Period, Shares, Other													187,500	187,500
Subscription Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Stockholders' Equity, Other Shares															50
Cash consideration, per ordinary share | $															$ 160,000
Total cash consideration received for 50 shares | $															$ 8,000,000.0
Service Agreement [Member] | Market Research Consultancy Services [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services											397,500
Service Agreement [Member] | Investor Searching Service [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services								80,000
Board of Directors Chairman [Member]
Subsidiary, Sale of Stock [Line Items]
Common Stock, Shares, Issued																							11,990,000	9,000	949	1
Ordinary shares, par value | $ / shares																							$ 0.01	$ 0.01

[1]	The share amounts are presented on a retroactive basis, giving effect to the completion of the share consolidation and re-designation of share capital on August 25, 2025, the share consolidation on August 6, 2026, and the share consolidation on October 7, 2026 (see Note 15). The capital reduction effected on July 2, 2026 was not retroactively applied since the capital reduction occurred after the end of the reporting period (see Note 15).